Earnings Per Share - Calculation of basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Net income (loss)	$ (119,341)	$ (42,504)	$ 4,373
Less: Allocation of earnings to preference shares—basic	0	0	(274)
Net income (loss) attributable to ordinary shareholders—basic	(119,341)	(42,504)	4,099
Add: Reallocation of earnings to ordinary shares	0	0	14
Net income (loss) attributable to ordinary shareholders—diluted	$ (119,341)	$ (42,504)	$ 4,113
Weighted-average ordinary shares outstanding—basic (shares)	231,184	222,224	182,773
Effect of potentially dilutive shares: share options and RSUs (shares)	0	0	10,708
Weighted-average ordinary shares outstanding—diluted (shares)	231,184	222,224	193,481
Basic net income (loss) per share (USD per share)	$ (0.52)	$ (0.19)	$ 0.02
Diluted net income (loss) per share (USD per share)	$ (0.52)	$ (0.19)	$ 0.02